Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 2,511	$ 2,512	$ 2,529
General and administrative	215	235	246
Research and development	47	43	36
Sales and marketing	123	122	109
Depreciation and amortization	221	204	215
Restructuring	28	39	13
Interest expense, net	172	206	207
Foreign exchange loss (gain), net	124	(52)	44
Other expense, net	39	16	13
Income from continuing operations before provision for income taxes	299	521	488
Provision for income taxes	165	250	223
Income from continuing operations	135	271	265
Less: Net income attributable to non-controlling interests from continuing operations	136	154	149
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC	(1)	117	116
Income from discontinued operations, net of tax	75	238	43
Gain on sale of discontinued operations, net of tax	77	0	0
Income from discontinued operations, net of tax	152	238	43
Less: Net income attributable to non-controlling interests from discontinued operations	4	6	2
Income from discontinued operations attributable to Brightstar Lottery PLC	148	231	41
Net income	287	508	307
Net income attributable to non-controlling interests	140	160	151
Net income attributable to Brightstar Lottery PLC	$ 147	$ 348	$ 156
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - basic (in dollars per share)	$ (0.01)	$ 0.58	$ 0.58
Net (loss) income from continuing operations attributable to Brightstar Lottery PLC per common share - diluted (in dollars per share)	(0.01)	0.57	0.57
Net income attributable to Brightstar Lottery PLC per common share - basic (in dollars per share)	0.74	1.73	0.78
Net income attributable to Brightstar Lottery PLC per common share - diluted (in dollars per share)	$ 0.74	$ 1.71	$ 0.77
Weighted average shares - basic (in shares)	197	202	200
Weighted average shares - diluted (in shares)	197	204	203
Service revenue (includes amortization of upfront license fees)
Total revenue	$ 2,360	$ 2,363	$ 2,358
Cost of services and product sales	1,116	1,068	1,052
Product sales
Total revenue	151	149	171
Cost of services and product sales	$ 128	$ 111	$ 105